Investments	6 Months Ended
Jun. 30, 2024
Investments
Investments

6. Investments

The following tables outline changes in investments during the periods:

Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Effects of foreign exchange	Balance at June 30, 2024
			$	$		$	$
Solarvest BioEnergy Inc.	Shares	(i)	—	—	—	—	—
Solarvest BioEnergy Inc.	Convertible debenture	(i)	—	—	—	—	—
A2ZCryptoCap Inc.	Shares	(ii)	6,049	—	—	(204)	5,845
Royal Bank of Canada	GIC	(iii)	756,100	—	(738,000)	(18,100)	—
Royal Bank of Canada	GIC	(iv)	—	21,918	—	—	21,918
			762,149	21,918	(738,000)	(18,304)	27,763

						Current	21,918
						Non-Current	5,845
							27,763

(i) Solarvest BioEnergy Inc. (“Solarvest”)

The Company holds 3,000,000 common shares of Solarvest and a convertible debenture with a principal amount of C$2,400,000 maturing on May 31, 2024. The convertible debenture can be converted into common shares of Solarvest at a price of $1.00 per share.

As at June 30, 2024, the fair value of the shares was determined to be $nil (December 31, 2023 - $nil) given the halt in trading of Solarvest’s shares as a result of the entity failing to maintain a transfer agent and due to the significant financial and operational challenges being faced by the entity. Similarly, the fair value of the convertible debenture was determined to be $nil as at June 30, 2024. The shares have been classified as level 1 within the fair value hierarchy – quoted market price, and the convertible debenture has been classified as level 2 – valuation technique with observable market inputs.

(ii) A2ZCryptoCap Inc. (“A2Z”)

On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at June 30, 2024, the fair value of the shares was determined based on the quoted market price of the shares of C$0.10 per share (December 31, 2023 – C$0.10). The shares have been classified as level 1 within the fair value hierarchy – quoted market price.

(iii) On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of $744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. The GIC has been classified as level 2 – valuation technique with observable market inputs. During the six months June 30, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at June 30, 2024 is $nil.

iv) On February 14, 2024, the Company purchased a GIC in the amount of $22,140 from RBC with a maturity date of February 14, 2025. The GIC pays variable interest of 4.75% per annum. As of June 30, 2024, the balance outstanding is $21,918, The GIC has been classified as level 2 – valuation technique with observable market inputs.